Transactions With Related Parties Level 3 Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions [Table Text Block]
During the year ended December 31, 2010, we recorded the following expenses from the Outsourcing Services Agreement as related-party expenses in our Consolidated Statements of Operations. As mentioned above, after we sold our remaining investment in Boise Inc. in March 2010, expenses incurred under the Outsourcing Services Agreement were no longer related-party and are not included in the table below.

Year Ended December 31, 2010
(thousands)
Materials, labor, and other operating expenses from related parties (excluding depreciation)	$332
Selling and distribution expenses	456
General and administrative expenses from related party	1,576
$2,364